Financial Instruments, Risk Management and Capital Management - Summary of Groups Exposure to Foreign Currency Sensitivity for all Other Currencies (Detail) - USD [Member] - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Groups Exposure To Foreign Currency Changes For All Other Currencies [Line Items]
Percent Of Increase In Foreign Exchanger Rates	30.00%	50.00%
Percent Of Decrease In Foreign Exchange Rates	30.00%	50.00%
Effect On Profit Before Tax Due To Increase In Foreign Exchange Rates	₽ 6,796	₽ 9,299
Effect On Profit Before Tax Due To Decrease In Foreign Exchange Rates	₽ 6,796	₽ 9,299